Stock Option Plan	3 Months Ended
Nov. 25, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Option Plan
Stock Option Plan
Stock-based compensation includes stock options and restricted stock unit awards, which are awarded to employees, directors, and consultants of the Company. Stock-based compensation expense is recognized for equity awards over the vesting period based on their grant-date fair value. Stock-based compensation expense is included within the same financial statement caption where the recipient’s other compensation is reported.

The Company issued stock options to purchase 67,400 shares of common stock convertible at $12.00 per share during the thirteen week period ended November 25, 2017 for a total of 2,645,092 stock options outstanding as of November 25, 2017. The Company also awarded additional 67,500 restricted stock units at a fair value of $11.91 per share during the thirteen week period ended November 25, 2017 for a total of 133,345 outstanding restricted stock units as of November 25, 2017. The Company recorded $1.1 million of stock-based compensation expense during the thirteen week successor period ended November 25, 2017 compared to $0.5 million of stock-based compensation expense recorded during the thirteen week predecessor period ended November 26, 2016.
As of August 26, 2017, 65,845 shares of restricted stock units were outstanding which had not fully vested and are not included in the outstanding common stock included within the Condensed Consolidated Balance Sheets.